American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income ETF (AVSF)
November 30, 2022

Avantis Short-Term Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 66.7%
Aerospace and Defense — 1.1%
General Dynamics Corp., 3.50%, 5/15/25	756,000	740,510
Lockheed Martin Corp., 3.55%, 1/15/26	1,285,000	1,256,624
		1,997,134
Air Freight and Logistics — 0.2%
United Parcel Service, Inc., 2.20%, 9/1/24	459,000	440,928
Automobiles — 2.2%
American Honda Finance Corp., 2.15%, 9/10/24	467,000	445,574
American Honda Finance Corp., 1.00%, 9/10/25	929,000	841,821
American Honda Finance Corp., 2.35%, 1/8/27	400,000	364,950
General Motors Financial Co., Inc., 4.00%, 1/15/25	100,000	97,374
General Motors Financial Co., Inc., 2.70%, 8/20/27	500,000	441,252
Toyota Motor Corp., 2.36%, 7/2/24	582,000	561,412
Toyota Motor Credit Corp., 3.05%, 3/22/27	1,236,000	1,162,160
		3,914,543
Banks — 12.8%
African Development Bank, 3.00%, 9/20/23	306,000	301,465
African Development Bank, 0.875%, 7/22/26	60,000	52,895
Asian Development Bank, 0.25%, 10/6/23	439,000	422,440
Asian Development Bank, 2.625%, 1/30/24	855,000	835,983
Asian Development Bank, 1.50%, 1/20/27	120,000	108,697
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	234,000	225,318
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	924,000	855,849
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	250,000	220,029
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	300,000	294,533
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	400,000	388,567
Bank of Montreal, 1.25%, 9/15/26	1,250,000	1,096,981
Bank of New York Mellon Corp., 1.60%, 4/24/25	1,750,000	1,626,253
Bank of New York Mellon Corp., 2.05%, 1/26/27	15,000	13,540
Bank of Nova Scotia, 1.30%, 6/11/25	469,000	429,083
Citizens Financial Group, Inc., 2.85%, 7/27/26	1,000,000	930,412
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	23,439
Council Of Europe Development Bank, 1.375%, 2/27/25	214,000	200,896
European Bank for Reconstruction & Development, 0.25%, 7/10/23	40,000	38,911
European Bank for Reconstruction & Development, 0.50%, 5/19/25	500,000	456,539
European Investment Bank, 1.375%, 3/15/27	55,000	49,487
Export Development Canada, 2.625%, 2/21/24	100,000	97,435
Huntington Bancshares, Inc., 4.00%, 5/15/25	319,000	311,091
Inter-American Development Bank, 2.50%, 1/18/23	120,000	119,735
Inter-American Development Bank, 3.00%, 10/4/23	106,000	104,453
Inter-American Development Bank, 0.25%, 11/15/23	182,000	174,010
Intercontinental Exchange, Inc., 4.00%, 9/15/27	350,000	343,577
International Bank for Reconstruction & Development, 1.50%, 8/28/24	475,000	451,235
International Bank for Reconstruction & Development, 2.50%, 7/29/25	325,000	311,256
International Bank for Reconstruction & Development, 0.875%, 7/15/26	40,000	35,670
International Finance Corp., 2.875%, 7/31/23	152,000	150,105
KeyBank N.A., 3.30%, 6/1/25	875,000	843,758
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	1,300,000	1,230,984
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	450,000	422,179

Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	268,000	244,451
National Australia Bank Ltd., 2.50%, 7/12/26	1,550,000	1,436,661
Nordic Investment Bank, 0.50%, 1/21/26	250,000	225,362
Oesterreichische Kontrollbank AG, 2.875%, 3/13/23	50,000	49,761
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	555,000	522,999
PNC Financial Services Group, Inc., 3.50%, 1/23/24	1,000,000	984,924
Royal Bank of Canada, 2.55%, 7/16/24	856,000	824,077
Santander Holdings USA, Inc., 4.50%, 7/17/25	334,000	327,433
Toronto-Dominion Bank, 1.25%, 9/10/26	695,000	611,201
Toronto-Dominion Bank, 4.11%, 6/8/27	400,000	386,624
US Bancorp, 3.95%, 11/17/25	1,562,000	1,533,106
Wells Fargo & Co., 3.00%, 10/23/26	1,250,000	1,168,077
Westpac Banking Corp., 2.85%, 5/13/26	1,850,000	1,746,831
		23,228,312
Beverages — 0.4%
Coca-Cola Co., 2.90%, 5/25/27	82,000	77,595
Constellation Brands, Inc., 4.40%, 11/15/25	665,000	657,997
		735,592
Capital Markets — 4.4%
Ameriprise Financial, Inc., 3.00%, 4/2/25	677,000	650,645
Cboe Global Markets, Inc., 3.65%, 1/12/27	1,125,000	1,075,299
Charles Schwab Corp., 3.75%, 4/1/24	100,000	98,598
Charles Schwab Corp., 3.85%, 5/21/25	463,000	455,444
Charles Schwab Corp., 2.45%, 3/3/27	1,044,000	958,694
CME Group, Inc., 3.00%, 3/15/25	1,550,000	1,500,862
Goldman Sachs Group, Inc., 3.85%, 1/26/27	950,000	913,403
Invesco Finance PLC, 3.75%, 1/15/26	33,000	31,758
Janus Henderson US Holdings, Inc., 4.875%, 8/1/25	230,000	227,136
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	193,666
Lazard Group LLC, 3.75%, 2/13/25	167,000	161,666
S&P Global, Inc., 2.95%, 1/22/27	450,000	425,389
State Street Corp., 3.55%, 8/18/25	1,369,000	1,333,737
		8,026,297
Chemicals†
Linde, Inc., 2.65%, 2/5/25	13,000	12,512
Consumer Finance — 1.2%
Ally Financial, Inc., 4.75%, 6/9/27	225,000	212,052
Capital One Financial Corp., 4.25%, 4/30/25	538,000	527,244
Discover Financial Services, 4.50%, 1/30/26	300,000	289,017
Mastercard, Inc., 2.95%, 11/21/26	1,150,000	1,097,409
		2,125,722
Containers and Packaging†
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	13,000	12,630
Packaging Corp. of America, 3.65%, 9/15/24	17,000	16,599
		29,229
Diversified Consumer Services — 0.2%
Yale University, 0.87%, 4/15/25	300,000	276,469
Diversified Financial Services — 3.9%
Bank of Nova Scotia, 2.70%, 8/3/26	609,000	567,275
Barclays PLC, 3.65%, 3/16/25	200,000	190,892
Barclays PLC, 4.375%, 1/12/26	200,000	192,441
Citigroup, Inc., 3.30%, 4/27/25	1,038,000	1,006,749
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	800,000	749,293
HSBC Holdings PLC, 3.90%, 5/25/26	300,000	285,525
Intercontinental Exchange, Inc., 3.10%, 9/15/27	1,200,000	1,125,679

JPMorgan Chase & Co., 3.90%, 7/15/25	913,000	901,629
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	929,137
Morgan Stanley, 3.625%, 1/20/27	1,200,000	1,140,990
		7,089,610
Electric Utilities — 3.2%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	1,398,000	1,385,565
Black Hills Corp., 3.15%, 1/15/27	92,000	85,534
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	228,322
Duke Energy Florida LLC, 3.20%, 1/15/27	1,000,000	950,145
Entergy Louisiana LLC, 2.40%, 10/1/26	450,000	410,038
Entergy Louisiana LLC, 3.12%, 9/1/27	149,000	138,351
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	16,000	14,272
NextEra Energy Capital Holdings, Inc., 4.625%, 7/15/27	702,000	696,886
NSTAR Electric Co., 3.20%, 5/15/27	206,000	194,369
Sierra Pacific Power Co., 2.60%, 5/1/26	675,000	633,814
Southwestern Electric Power Co., 1.65%, 3/15/26	414,000	371,846
Union Electric Co., 2.95%, 6/15/27	600,000	560,842
Xcel Energy, Inc., 1.75%, 3/15/27	235,000	207,736
		5,877,720
Electronic Equipment, Instruments and Components — 0.6%
Avnet, Inc., 4.625%, 4/15/26	285,000	274,959
Flex Ltd., 3.75%, 2/1/26	293,000	276,374
Jabil, Inc., 1.70%, 4/15/26	405,000	359,384
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	47,386
TD SYNNEX Corp., 1.75%, 8/9/26	75,000	64,078
		1,022,181
Energy Equipment and Services — 0.7%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 1.23%, 12/15/23	10,000	9,632
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	685,000	617,460
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	775,000	710,377
		1,337,469
Equity Real Estate Investment Trusts (REITs) — 6.2%
American Tower Corp., 3.65%, 3/15/27	425,000	397,323
American Tower Corp., 3.55%, 7/15/27	600,000	557,633
AvalonBay Communities, Inc., 2.95%, 5/11/26	725,000	677,142
Boston Properties LP, 2.75%, 10/1/26	1,025,000	930,398
Crown Castle, Inc., 4.45%, 2/15/26	850,000	831,472
Crown Castle, Inc., 3.70%, 6/15/26	42,000	40,022
Digital Realty Trust LP, 3.70%, 8/15/27	1,250,000	1,166,701
ERP Operating LP, 3.375%, 6/1/25	463,000	445,819
Federal Realty Investment Trust, 3.25%, 7/15/27	750,000	687,611
Healthcare Realty Holdings LP, 3.50%, 8/1/26	250,000	234,145
Host Hotels & Resorts LP, 4.50%, 2/1/26	200,000	190,874
Kimco Realty Corp., 3.30%, 2/1/25	788,000	758,703
Mid-America Apartments LP, 3.60%, 6/1/27	700,000	665,957
National Retail Properties, Inc., 3.50%, 10/15/27	500,000	452,001
Prologis LP, 3.25%, 10/1/26	1,125,000	1,063,442
Spirit Realty LP, 4.45%, 9/15/26	322,000	307,869
UDR, Inc., 3.50%, 7/1/27	800,000	742,834
Ventas Realty LP, 3.85%, 4/1/27	700,000	659,682
Vornado Realty LP, 2.15%, 6/1/26	100,000	84,560
WP Carey, Inc., 4.00%, 2/1/25	388,000	377,634
		11,271,822
Food and Staples Retailing — 2.0%
Costco Wholesale Corp., 3.00%, 5/18/27	900,000	858,454

Costco Wholesale Corp., 1.375%, 6/20/27	400,000	354,643
Target Corp., 2.25%, 4/15/25	1,620,000	1,541,909
Walmart, Inc., 3.30%, 4/22/24	365,000	359,108
Walmart, Inc., 3.05%, 7/8/26	450,000	435,807
		3,549,921
Food Products — 0.5%
Archer-Daniels-Midland Co., 2.50%, 8/11/26	350,000	326,412
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	459,000	418,220
Hershey Co., 2.05%, 11/15/24	123,000	117,245
		861,877
Gas Utilities — 0.4%
NiSource, Inc., 3.49%, 5/15/27	96,000	90,691
Southern California Gas Co., 2.60%, 6/15/26	747,000	694,424
		785,115
Health Care Equipment and Supplies†
Baxter International, Inc., 2.60%, 8/15/26	9,000	8,294
Health Care Providers and Services — 2.7%
Aetna, Inc., 3.50%, 11/15/24	840,000	819,395
Cardinal Health, Inc., 3.50%, 11/15/24	637,000	617,031
CVS Health Corp., 2.875%, 6/1/26	70,000	65,891
HCA, Inc., 5.25%, 6/15/26	270,000	268,046
HCA, Inc., 4.50%, 2/15/27	350,000	336,753
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	600,000	582,441
Quest Diagnostics, Inc., 3.45%, 6/1/26	627,000	599,636
UnitedHealth Group, Inc., 3.10%, 3/15/26	587,000	562,158
UnitedHealth Group, Inc., 2.95%, 10/15/27	1,150,000	1,070,257
		4,921,608
Hotels, Restaurants and Leisure — 0.5%
Expedia Group, Inc., 4.625%, 8/1/27	550,000	531,742
Hyatt Hotels Corp., 4.85%, 3/15/26	65,000	64,131
Starbucks Corp., 3.80%, 8/15/25	343,000	338,710
		934,583
Household Durables — 1.0%
DR Horton, Inc., 4.75%, 2/15/23	70,000	69,957
Lennar Corp., 5.25%, 6/1/26	600,000	593,400
PulteGroup, Inc., 5.00%, 1/15/27	1,100,000	1,090,788
		1,754,145
Industrial Conglomerates — 0.3%
3M Co., 2.25%, 9/19/26	450,000	417,198
Illinois Tool Works, Inc., 3.50%, 3/1/24	56,000	55,290
		472,488
Insurance — 2.0%
Allstate Corp., 0.75%, 12/15/25	1,150,000	1,017,862
Brighthouse Financial, Inc., 3.70%, 6/22/27	975,000	906,853
Chubb INA Holdings, Inc., 3.35%, 5/3/26	1,521,000	1,471,382
First American Financial Corp., 4.60%, 11/15/24	200,000	196,626
Voya Financial, Inc., 3.65%, 6/15/26	15,000	14,235
		3,606,958
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc., 2.80%, 8/22/24	718,000	698,505
Amazon.com, Inc., 5.20%, 12/3/25	175,000	179,291
Amazon.com, Inc., 3.30%, 4/13/27	650,000	623,657
Booking Holdings, Inc., 3.60%, 6/1/26	1,300,000	1,255,881
		2,757,334

IT Services — 0.9%
International Business Machines Corp., 7.00%, 10/30/25	350,000	372,314
International Business Machines Corp., 1.70%, 5/15/27	500,000	441,081
VeriSign, Inc., 5.25%, 4/1/25	850,000	854,338
		1,667,733
Machinery — 1.3%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	240,000	235,635
Caterpillar Financial Services Corp., 1.45%, 5/15/25	723,000	672,581
Caterpillar Financial Services Corp., 3.60%, 8/12/27	160,000	153,994
Cummins, Inc., 3.65%, 10/1/23	106,000	105,077
Cummins, Inc., 0.75%, 9/1/25	250,000	225,889
John Deere Capital Corp., 4.15%, 9/15/27	145,000	142,434
PACCAR Financial Corp., 2.15%, 8/15/24	351,000	335,770
PACCAR Financial Corp., 1.10%, 5/11/26	600,000	537,762
		2,409,142
Media — 0.7%
Comcast Corp., 3.375%, 8/15/25	956,000	927,589
Discovery Communications LLC, 4.90%, 3/11/26	295,000	286,907
		1,214,496
Metals and Mining — 0.1%
ArcelorMittal SA, 4.55%, 3/11/26	70,000	68,005
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	50,000	52,413
		120,418
Multiline Retail — 0.7%
Dollar Tree, Inc., 4.00%, 5/15/25	1,293,000	1,267,779
Multi-Utilities†
Sempra Energy, 3.25%, 6/15/27	64,000	59,459
Oil, Gas and Consumable Fuels — 5.6%
Boardwalk Pipelines LP, 4.45%, 7/15/27	750,000	717,583
BP Capital Markets America, Inc., 3.02%, 1/16/27	275,000	258,800
BP Capital Markets America, Inc., 3.59%, 4/14/27	1,100,000	1,059,915
Canadian Natural Resources Ltd., 2.05%, 7/15/25	398,000	371,769
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,000,000	1,002,054
Chevron Corp., 2.90%, 3/3/24	66,000	64,662
Coterra Energy, Inc., 3.90%, 5/15/27(1)	75,000	70,814
Enbridge, Inc., 2.50%, 1/15/25	1,096,000	1,039,799
Energy Transfer LP, 4.75%, 1/15/26	638,000	626,443
Enterprise Products Operating LLC, 3.35%, 3/15/23	146,000	145,335
Equinor ASA, 2.45%, 1/17/23	66,000	65,818
Equinor ASA, 3.70%, 3/1/24	841,000	830,779
Exxon Mobil Corp., 2.99%, 3/19/25	1,065,000	1,032,250
Phillips 66 Co., 2.45%, 12/15/24(1)	148,000	139,425
Phillips 66 Co., 3.85%, 4/9/25	480,000	469,745
Shell International Finance BV, 2.50%, 9/12/26	650,000	609,676
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	131,000	129,352
TotalEnergies Capital International SA, 2.43%, 1/10/25	750,000	719,112
Williams Cos., Inc., 4.00%, 9/15/25	938,000	915,202
		10,268,533
Personal Products — 0.2%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	48,000	45,611
Procter & Gamble Co., 2.45%, 11/3/26	300,000	281,624
		327,235
Pharmaceuticals — 2.6%
AbbVie, Inc., 3.20%, 5/14/26	610,000	580,157
Astrazeneca Finance LLC, 1.20%, 5/28/26	824,000	736,305

Bristol-Myers Squibb Co., 2.90%, 7/26/24	431,000	419,375
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	287,000	280,401
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	499,000	489,613
Novartis Capital Corp., 1.75%, 2/14/25	1,063,000	1,007,146
Novartis Capital Corp., 3.00%, 11/20/25	411,000	396,812
Royalty Pharma PLC, 1.20%, 9/2/25	729,000	653,978
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	150,000	140,653
		4,704,440
Road and Rail — 0.9%
Canadian National Railway Co., 2.75%, 3/1/26	1,525,000	1,442,441
Ryder System, Inc., 2.50%, 9/1/24	48,000	45,743
Ryder System, Inc., 3.35%, 9/1/25	224,000	213,346
		1,701,530
Semiconductors and Semiconductor Equipment — 1.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	925,000	876,197
Intel Corp., 3.75%, 8/5/27	350,000	338,206
Marvell Technology, Inc., 1.65%, 4/15/26	380,000	335,695
Microchip Technology, Inc., 4.33%, 6/1/23	64,000	63,737
Micron Technology, Inc., 4.98%, 2/6/26	295,000	291,960
Micron Technology, Inc., 4.19%, 2/15/27	700,000	669,698
		2,575,493
Software — 0.3%
Fiserv, Inc., 2.25%, 6/1/27	205,000	183,163
Microsoft Corp., 3.125%, 11/3/25	225,000	218,675
Oracle Corp., 2.50%, 4/1/25	200,000	189,274
		591,112
Specialty Retail — 2.0%
AutoZone, Inc., 3.75%, 6/1/27	338,000	323,838
Home Depot, Inc., 3.00%, 4/1/26	1,450,000	1,389,895
Ross Stores, Inc., 4.60%, 4/15/25	738,000	735,321
TJX Cos., Inc., 2.25%, 9/15/26	1,350,000	1,252,703
		3,701,757
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc., 3.00%, 2/9/24	147,000	144,466
Apple, Inc., 1.125%, 5/11/25	69,000	63,804
Apple, Inc., 3.25%, 2/23/26	843,000	816,200
Dell International LLC / EMC Corp., 6.02%, 6/15/26	758,000	774,521
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	648,000	647,779
		2,446,770
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., 2.40%, 3/27/25	140,000	134,168
NIKE, Inc., 2.375%, 11/1/26	650,000	605,387
NIKE, Inc., 2.75%, 3/27/27	650,000	611,555
		1,351,110
Trading Companies and Distributors†
Air Lease Corp., 2.875%, 1/15/26	50,000	46,078
TOTAL CORPORATE BONDS (Cost $124,152,303)		121,490,948
U.S. TREASURY SECURITIES AND EQUIVALENTS — 29.9%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	32,121
U.S. Treasury Notes, 0.125%, 8/31/23	3,100,000	2,995,000
U.S. Treasury Notes, 0.125%, 10/15/23	2,900,000	2,785,478
U.S. Treasury Notes, 2.75%, 11/15/23	1,276,000	1,251,834
U.S. Treasury Notes, 0.125%, 12/15/23	3,550,000	3,384,736
U.S. Treasury Notes, 0.875%, 1/31/24	3,100,000	2,968,250

U.S. Treasury Notes, 2.375%, 2/29/24	2,810,000	2,734,371
U.S. Treasury Notes, 0.25%, 3/15/24	3,250,000	3,073,662
U.S. Treasury Notes, 0.375%, 4/15/24	2,800,000	2,643,484
U.S. Treasury Notes, 2.00%, 5/31/24	2,394,700	2,305,834
U.S. Treasury Notes, 0.25%, 6/15/24	2,025,000	1,896,223
U.S. Treasury Notes, 0.375%, 7/15/24	2,125,000	1,989,075
U.S. Treasury Notes, 2.375%, 8/15/24	2,100,000	2,026,664
U.S. Treasury Notes, 1.50%, 10/31/24	2,150,000	2,037,377
U.S. Treasury Notes, 1.50%, 11/30/24	2,220,000	2,099,461
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,871,328
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,882,656
U.S. Treasury Notes, 2.75%, 2/28/25	2,000,000	1,936,015
U.S. Treasury Notes, 2.00%, 8/15/25	1,600,000	1,512,875
U.S. Treasury Notes, 0.25%, 10/31/25	3,100,000	2,778,799
U.S. Treasury Notes, 0.375%, 11/30/25	2,545,200	2,281,782
U.S. Treasury Notes, 0.75%, 5/31/26	2,900,000	2,593,121
U.S. Treasury Notes, 1.50%, 8/15/26	2,000,000	1,829,766
U.S. Treasury Notes, 1.125%, 10/31/26	2,150,000	1,931,053
U.S. Treasury Notes, 0.50%, 6/30/27	1,875,000	1,612,134
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $55,884,332)		54,453,099
U.S. GOVERNMENT AGENCY SECURITIES — 2.7%
Federal Farm Credit Banks Funding Corp., 0.125%, 5/10/23	150,000	147,081
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	250,000	233,390
FHLB, 0.125%, 6/2/23	100,000	97,796
FHLB, 3.375%, 12/8/23	250,000	246,417
FHLB, 3.625%, 2/28/24	1,000,000	984,836
FHLB, 1.50%, 8/15/24	170,000	161,518
FHLB, 2.75%, 12/13/24	120,000	115,985
FHLB, 2.375%, 3/14/25	200,000	191,441
FHLB, 3.125%, 6/13/25	25,000	24,332
FHLMC, 0.125%, 10/16/23	104,000	99,831
FHLMC, 0.25%, 11/6/23	104,000	99,623
FHLMC, 0.25%, 12/4/23	100,000	95,497
FHLMC, 5.31%, 11/15/24	750,000	750,009
FHLMC, 4.00%, 11/25/24	550,000	542,394
FHLMC, 0.375%, 7/21/25	115,000	104,142
FNMA, 2.375%, 1/19/23	16,000	15,955
FNMA, 0.25%, 7/10/23	152,000	147,936
FNMA, 2.625%, 9/6/24	525,000	509,080
FNMA, 1.625%, 10/15/24	25,000	23,715
FNMA, 1.625%, 1/7/25	250,000	236,052
FNMA, 0.375%, 8/25/25	25,000	22,574
Tennessee Valley Authority, 0.75%, 5/15/25	125,000	114,044
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,069,581)		4,963,648
SHORT-TERM INVESTMENTS — 0.1%
Treasury Bills(2) — 0.1%
U.S. Treasury Bills, 4.09%, 1/17/23 (Cost $99,476)	100,000	99,477
TOTAL INVESTMENT SECURITIES—99.4% (Cost $185,205,692)		181,007,172
OTHER ASSETS AND LIABILITIES — 0.6%		1,134,575
TOTAL NET ASSETS — 100.0%		$182,141,747

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $959,532, which represented 0.5% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non–interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.